Consolidated Statement of Cash Flows	10 Months Ended
Dec. 31, 2025 USD ($)
Cash flows from Operating Activities:
Net loss	$ (217,339,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of digital assets	141,199,753
Loss on purchase of Bitcoin	61,234,873
Amortization of debt issuance cost	27,591
Stock based compensation	10,493,658
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	(378,485)
Increase Decrease digital asset	(89,430)
Accounts payable and accrued expenses	2,481,681
Net cash used in operating activities	(2,369,671)
Cash flows from Investing Activities:
Purchase of digital assets	(713,199,992)
Net cash used in investing activities	(713,199,992)
Cash flows from Financing Activities:
Issuance of Class A common stock	200,000
Capital contribution	1,000,000
Proceeds from reverse acquisition, net of transaction costs	82,256,882
Proceeds from Equity PIPE	311,816,714
Proceeds from issuance of convertible notes	437,999,000
Net cash provided by financing activities	833,272,596
Net change in cash	117,702,933
Cash, beginning of the period
Cash, end of the period	117,702,933
Supplemental disclosure of noncash investing and financing activities:
Assets assumed, combined	9,632,500
Issuance of shares in Business Combination	91,506,882
Contribution of digital assets by the Sellers	3,253,173,055
Deemed dividends to Sponsor	46,300,000
Cancellation of Class B common stock	100
Supplemental cashflow information:
Interest paid
Taxes paid